Prepaid and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Accrued Expenses

As at December 31, 2019 and 2018, accrued expenses consisted of the following:

	As at December 31,
in USD ‘000	2019	2018
Accrued research and development expenses	7,244	10,734
Accrued compensation-related expenses	1,882	2,364
Accrued other expenses	1,292	1,065
Total accrued expenses	10,418	14,163